PGIM S&P 500 Buffer 12 ETF - November
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 101.2%
Affiliated Mutual Fund 0.5%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $166,471)(wb)	166,471	$166,471
Options Purchased*~ 100.7%
(cost $30,541,000)		31,949,621

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.2% (cost $30,707,471)		32,116,092
Options Written*~ (1.2)%
(premiums received $1,158,478)		(381,312)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $29,548,993)		31,734,780
Liabilities in excess of other assets (0.0)%		(13,179)

Net Assets 100.0%		$31,721,601

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	10/30/26	$6.82		429		43	$31,658,952
State Street SPDR S&P 500 ETF Trust	Put	10/30/26	$682.06		429		43	290,669
Total Options Purchased (cost $30,541,000)								$31,949,621
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	10/30/26	$786.62		429		43	$(278,309)
State Street SPDR S&P 500 ETF Trust	Put	10/30/26	$600.21		429		43	(103,003)
Total Options Written (premiums received $1,158,478)								$(381,312)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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